Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of properties. plant and equipment

	Plant	Machinery	Office equipment	Motor vehicles	Furniture and fixtures	Leasehold improvements -factories and offices	Leasehold improvements- shops	Total

COST
At January 1, 2018	31,256,157	928,022	130,515	86,654	153,135	895,781	268,759	33,719,025
Additions	-	1,767	11,544	-	8,014	-	-	21,324
Disposals	-	(4,103)	-	-	-	-	-	(4,103)
Translation adjustment	(1,498,321)	(44,486)	(6,257)	(4,154)	(7,341)	(42,941)	(12,883)	(1,616,383)
At December 31, 2018	29,757,837	881,199	135,802	82,500	153,808	852,840	255,876	32,119,863
Additions	-	-	162	-	-	-	-	162
Disposals	-	(266,304)	(280)	(387)	-	-	-	(266,971)
Reclassification to investment property	(12,291,058)	-	-	-	-	-	-	(12,291,058)
Translation adjustment	(482,015)	(14,274)	(2,200)	(1,336)	(2,491)	(13,814)	(4,145)	(520,275)
At December 31, 2019	16,984,763	600,620	133,486	80,777	151,317	839,026	251,731	19,041,720

DEPRECIATION AND IMPAIRMENT
At January 1, 2018	(3,932,436)	(791,401)	(99,887)	(77,945)	(146,818)	(577,253)	(268,759)	(5,894,501)
Provided for the year	(891,146)	(14,619)	(8,776)	(41)	(2,411)	(109,261)	-	(1,026,254)
Eliminated upon disposal of assets	-	3,693	-	-	-	-	-	3,693
Impairment	(13,311,557)	-	-	-	-	-	-	(13,311,557)
Translation adjustment	188,509	37,937	4,788	3,736	7,038	27,672	12,883	282,564
At December 31, 2018	(17,946,631)	(764,389)	(103,875)	(74,250)	(142,191)	(658,843)	(255,876)	(19,946,054)
Provided for the year	(832,476)	(13,733)	(7,279)	-	(1,857)	(73,239)	-	(928,584)
Eliminated upon disposal of assets	161,645	234,901	252	5,122	-	-	-	401,919
Depreciation reclassified to investment property	2,708,200	-	-	-	-	-	-	2,708,200
Impairment reclassified to investment property	4,483,680	-	-	-	-	-	-	4,483,680
Translation adjustment	290,698	12,382	1,683	1,203	2,303	10,672	4,145	323,085
At December 31, 2019	(11,134,883)	(530,840)	(109,220)	(67,925)	(141,745)	(721,410)	(251,731)	(12,957,754)

CARRYING AMOUNT
At December 31, 2018	11,811,206	116,809	31,928	8,250	11,617	193,997	-	12,173,808
At December 31, 2019	5,849,880	69,780	24,266	12,852	9,572	117,616	-	6,083,966

Schedule of straight-line basis for all property, plant and equipment over estimated useful lives

	Useful life	Residual Value
Plant	20 years	10%
Machinery	5 years	10%
Office equipment	5 years	10%
Motor vehicles	5 years	10%
Furniture and fixtures	5 years	10%
Leasehold improvements-factories and offices	Shorter of estimated useful life of 5 years or lease term	10%
Leasehold improvements-shops	Shorter of estimated useful life of 5 years or lease term	Nil
Distributor shops' furniture and fixtures	1.5 years	Nil

Schedule of plant includes buildings owned by Anhui Kaixin built on the following land
Location	Description	Gross area (m2)
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Dormitory	8,573
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Factory	22,292

Schedule of carrying amount recognized assets carried under cost model
	As at December 31,
	2019	2018
Machinery	89,755	91,232
Motor Vehicles	33	33
Office Equipment	2,492	2,533
Furniture and fixtures	692	703
	92,971	94,502

COST	2019	2018
Opening balance at 1 January	-
Acquisitions	-
Capitalised subsequent expenditure	-
Classified as held for sale or disposals	-
Transfer (to)/from inventories and owner-occupied property	12,291,058
Closing balance at 31 December	12,291,058

DEPRECIATION AND IMPAIRMENT	2019	2018
Opening balance at 1 January	-
Provided for the year	-
Eliminated upon disposal of assets	-
Impairment for the year	-
Transfer to/(from) inventories and owner-occupied property	(7,191,880)
Closing balance at 31 December	(7,191,880)

CARRYING AMOUNT	2019	2018
Closing balance at 31 December	5,099,178